Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Income Taxes [Line Items]
Income tax rate	24.00%
Paid-in capital (in Ringgits)	RM 6,903,616	$ 1,544,606	RM 2,171,649
Malaysia [Member]
Income Taxes [Line Items]
Income tax rate	24.00%
Malaysia [Member]
Income Taxes [Line Items]
Paid-in capital (in Ringgits)	RM 2,500,000